Income Taxes (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Taxes Details Narrative
Provision for income taxes	$ 220	$ 284
Taxable gain (loss)	(133,998)	393,439
U.S. federal income tax rates	37.03%	37.03%
Interest or penalties accrued	$ 0	$ 0